Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2022
Revenues and other income
Schedule of information about sales from operations

Sales from operations

(€ million)	Exploration & Production	Global Gas & LNG Portfolio	Refining & Marketing and Chemical	Plenitude & Power	Corporate and Other activities	Total
2022
Sales from operations	12,896	41,230	58,470	19,726	190	132,512
Products sales and service revenues
Sales of crude oil	5,438		20,839			26,277
Sales of oil products	1,070		29,700			30,770
Sales of natural gas and LNG	6,108	40,840	65	5,571		52,584
Sales of petrochemical products			6,241		3	6,244
Sales of power				12,448		12,448
Sales of other products	68		411	223	2	704
Services	212	390	1,214	1,484	185	3,485
Products sales and service revenues	12,896	41,230	58,470	19,726	190	132,512
Transfer of goods/services
Goods/Services transferred in a specific moment	12,592	41,047	58,145	19,599	58	131,441
Goods/Services transferred over a period of time	304	183	325	127	132	1,071
2021
Sales from operations	8,846	16,973	40,051	10,517	188	76,575
Products sales and service revenues
Sales of crude oil	3,573		14,710			18,283
Sales of oil products	885		18,739			19,624
Sales of natural gas and LNG	4,122	16,608	34	3,245		24,009
Sales of petrochemical products			5,652		7	5,659
Sales of power				5,104		5,104
Sales of other products	40	6	132	212	1	391
Services	226	359	784	1,956	180	3,505
	8,846	16,973	40,051	10,517	188	76,575
Transfer of goods/services
Goods/Services transferred in a specific moment	8,506	16,823	39,836	10,517	72	75,754
Goods/Services transferred over a period of time	340	150	215		116	821
2020
Sales from operations	6,359	5,362	24,937	7,135	194	43,987
Products sales and service revenues
Sales of crude oil	1,969		9,024			10,993
Sales of oil products	517		11,852			12,369
Sales of natural gas and LNG	3,505	5,000	20	2,741		11,266
Sales of petrochemical products			3,277		19	3,296
Sales of power				2,345		2,345
Sales of other products	113	(2)	36	21	2	170
Services	255	364	728	2,028	173	3,548
	6,359	5,362	24,937	7,135	194	43,987
Transfer of goods/services
Goods/Services transferred in a specific moment	5,896	5,239	24,639	7,135	78	42,987
Goods/Services transferred over a period of time	463	123	298		116	1,000

Schedule of revenue associated with liabilities and performance obligations
(€ million)	2022	2021	2020
Revenues associated with contract liabilities at the beginning of the period	157	658	818
Revenues associated with performance obligations totally or partially satisfied in previous years	1	30

Schedule of information about other income and revenues	Other income and revenues
(€ million)	2022	2021	2020
Gains from sale of assets and businesses	48	107	10
Other proceeds	1,127	1,089	950
	1,175	1,196	960